Lease - Operating lease balances (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Lease
Operating lease right-of-use assets	¥ 1,362	$ 188	¥ 2,207
Operating lease liabilities	¥ 1,244		¥ 2,035